PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 7—PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

		At December 31,
	Estimated useful lives	2012	2011
		(in thousands)

Buildings	30 years	$7,614	$7,669
Leasehold improvements	5-10 years	3,243	3,262
Furniture, fixtures and equipment	3-7 years	7,292	8,688
		18,149	19,619
Less accumulated depreciation		13,640	14,752
		4,509	4,867
Land		1,599	1,692
		$6,108	$6,559

The Company recognized depreciation expense of $781,000 and $853,000 for the years ended December 31, 2012 and 2011, respectively.